Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Summary of Movement in Goodwill Balance

The movement in goodwill balance is given below:

	Year ended March 31,
	2022		2023
Balance at the beginning of the year	₹	139,127	₹	246,989
Translation adjustment		5,293		20,335
Acquisition through business combinations(1) (Refer to Note 7)		102,569		40,687
Disposals (Refer to Note 37)		-		(41)
Balance at the end of the year	₹	246,989	₹	307,970

(1)Acquisition through business combinations for the years ended March 31, 2022 and 2023 is after considering the impact of ₹ 116 and ₹ 57 towards measurement period changes in the purchase price allocation of acquisitions made during the year ended March 31, 2021 and 2022, respectively.

Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach

Goodwill recognized on business combinations is allocated to Cash Generating Units (CGUs), within the IT Services operating segment, which are expected to benefit from the synergies of the acquisitions.

	Year ended March 31,
CGUs	2022		2023
Americas 1	₹	77,106	₹	103,583
Americas 2		84,166		98,081
Europe		64,288		78,459
Asia Pacific Middle East and Africa		21,429		27,847
	₹	246,989	₹	307,970

Summary of Movement in Intangible Assets

The movement in intangible assets is given below:

	Intangible assets
	Customer-related		Marketing-related		Total
Gross carrying value:
As at April 1, 2021	₹	26,326	₹	1,611	₹	27,937
Acquisition through business combinations (Refer to Note 7)		27,834		9,814		37,648
Deductions/adjustments		(11,984)		(215)		(12,199)
Translation adjustment		1,190		218		1,408
As at March 31, 2022	₹	43,366	₹	11,428	₹	54,794
Accumulated amortization/ impairment:
As at April 1, 2021	₹	14,248	₹	604	₹	14,852
Amortization and impairment		6,872		1,338		8,210
Deductions/adjustments		(11,984)		(215)		(12,199)
Translation adjustment		347		29		376
As at March 31, 2022	₹	9,483	₹	1,756	₹	11,239

Net carrying value as at March 31, 2022	₹	33,883	₹	9,672	₹	43,555

Gross carrying value:
As at April 1, 2022	₹	43,366	₹	11,428	₹	54,794
Acquisition through business combinations (Refer to Note 7)		5,602		482		6,084
Deductions/adjustments (1)		(2,555)		(862)		(3,417)
Translation adjustment		3,400		876		4,276
As at March 31, 2023	₹	49,813	₹	11,924	₹	61,737
Accumulated amortization/ impairment:
As at April 1, 2022	₹	9,483	₹	1,756	₹	11,239
Amortization and impairment (2)		7,718		2,236		9,954
Deductions/adjustments		(2,519)		(862)		(3,381)
Translation adjustment		735		145		880
As at March 31, 2023	₹	15,417	₹	3,275	₹	18,692

Net carrying value as at March 31, 2023	₹	34,396	₹	8,649	₹	43,045

(1)
Includes ₹ 36 towards measurement period adjustment in customer-related intangible in an acquisition completed during the year ended March 31, 2022.
(2)
During the year ended March 31, 2023, a decline in the revenue and earnings estimates led to a revision of recoverable value of customer-relationship intangible assets and marketing related intangible assets recognized on business combinations. Consequently, the Company has recognized impairment charge ₹ 1,816 for the year ended March 31, 2023, as part of amortization and impairment.

Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition

As at March 31, 2023, the net carrying value and the estimated remaining amortization period for intangible assets acquired on acquisition are as follows:

Acquisition	Net carrying value		Estimated remaining amortization period
Capco - customer-related intangible	₹	21,089	7.08 years
Capco - marketing-related intangible		7,214	8.08 years
Rizing		3,802	1.64 - 4.64 years
Edgile, LLC		1,620	4.75 years
Ampion Holdings Pty Ltd		1,478	1.35 - 4.35 years
Vara Infotech Private Limited		1,305	3.5 - 6.5 years
Rational Interaction, Inc.		1,206	3.89 years
Eximius Design, LLC		1,097	0.9 - 4.4 years
Convergence Acceleration Solutions, LLC		942	5.03 years
International TechneGroup Incorporated		138	1.5 years
Others		3,154	0.84 - 9.25 years
Total	₹	43,045